Summary of Gross Unrecognized Tax Benefits Changes (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of year	$ 288	¥ 23,965	¥ 46,803	¥ 37,722
Additions based on tax positions related to the current year	3	213	2,702	858
Additions for tax positions of prior years	151	12,564	6,750	35,464
Reductions for tax positions of prior years	(194)	(16,133)	(2,802)	(24,061)
Reductions for tax positions related to lapse of statute of limitations			(106)	(114)
Reductions for settlements	(34)	(2,794)	(27,409)	(128)
Other	(28)	(2,362)	(1,973)	(2,938)
Balance at end of year	$ 186	¥ 15,453	¥ 23,965	¥ 46,803